INTANGIBLE ASSETS AND GOODWILL - Schedule of Intangible Assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 25,549	$ 26,368
Accumulated Amortization	(12,122)	(9,435)
Net Carrying Amount	13,427	16,933
Indefinite-lived Intangible Assets [Line Items]
Gross Carrying Amount	27,333	28,319
Intangible Assets, Net (Excluding Goodwill)	15,211	18,884
Acquired IPR&D not in service
Indefinite-lived Intangible Assets [Line Items]
Net Carrying Amount	86	253
B&L Trademark
Indefinite-lived Intangible Assets [Line Items]
Net Carrying Amount	$ 1,698	1,698
Product brands
Finite-Lived Intangible Assets [Line Items]
Weighted- Average Useful Lives (Years)	6 years
Gross Carrying Amount	$ 20,913	20,725
Accumulated Amortization	(9,281)	(6,883)
Net Carrying Amount	$ 11,632	13,842
B&L Trademark
Finite-Lived Intangible Assets [Line Items]
Weighted- Average Useful Lives (Years)	10 years
Gross Carrying Amount	$ 933	999
Accumulated Amortization	(179)	(146)
Net Carrying Amount	$ 754	853
Product rights/patents
Finite-Lived Intangible Assets [Line Items]
Weighted- Average Useful Lives (Years)	5 years
Gross Carrying Amount	$ 3,310	4,240
Accumulated Amortization	(2,346)	(2,118)
Net Carrying Amount	$ 964	2,122
Partner relationships
Finite-Lived Intangible Assets [Line Items]
Weighted- Average Useful Lives (Years)	2 years
Gross Carrying Amount	$ 179	152
Accumulated Amortization	(169)	(128)
Net Carrying Amount	$ 10	24
Technology and other
Finite-Lived Intangible Assets [Line Items]
Weighted- Average Useful Lives (Years)	4 years
Gross Carrying Amount	$ 214	252
Accumulated Amortization	(147)	(160)
Net Carrying Amount	$ 67	$ 92